Property and equipment (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Property and Equipment

	Land	Flight equipment	Purchase deposits for flight equipment	Ramp and miscellaneous	Furniture, fixtures, equipment a and other	Leasehold improvements	Construction in progress	Total
Cost -
Balance at January 1, 2018	$6,301	$3,252,229	$413,633	$48,353	$27,524	$50,043	$5,778	$3,803,861
Transfer of pre-delivery payments	—	156,305	(156,305)	—	—	—	—	—
Additions	—	228,302	216,732	5,434	3,773	3,388	10,795	468,424
Disposals	—	(20,737)	—	(128)	(393)	(6,246)	(10)	(27,514)
Assets held for sale	—	(164,201)	—	—	—	—	—	(164,201)
Reclassifications	—	(2,371)	—	77	14	2,219	(2,310)	(2,371)

Balance at December 31, 2018	$6,301	$3,449,527	$474,060	$53,736	$30,918	$49,404	$14,253	$4,078,199
Transfer of pre-delivery payments	—	78,143	(78,143)	—	—	—	—	—
Additions	—	109,286	67,357	2,693	2,450	3,269	4,436	189,491
Disposals	—	(184,685)	—	(102)	(570)	(134)	(340)	(185,831)
Assets held for sale	—	(413,677)	—	—	—	—	—	(413,677)
Reclassifications	—	—	—	10	—	12,752	(12,762)	—

Balance at December 31, 2019	$6,301	$3,038,594	$463,274	$56,337	$32,798	$65,291	$5,587	$3,668,182
Transfer of pre-delivery payments	—	49,860	(49,860)	—	—	—	—	—
Additions	—	39,492	—	582	221	566	3,204	44,065
Disposals	—	(34,626)	—	(306)	(223)	(780)	—	(35,935)
Assets held for sale	—	(554,790)	—	—	—	—	—	(554,790)
Reclassifications	—	244	(5,600)	—	—	2,382	(2,626)	(5,600)

Balance at December 31, 2020	$6,301	$2,538,774	$407,814	$56,613	$32,796	$67,459	$6,165	$3,115,922

Accumulated depreciation and impairment -
Balance at January 1, 2018	$—	$(1,097,751)	$—	$(37,016)	$(22,959)	$(31,919)	$—	$(1,189,645)
Depreciation for the year	—	(147,980)	—	(3,783)	(2,506)	(5,038)	—	(159,307)
Disposals	—	16,876	—	118	379	6,396	—	23,769
Assets held for sale	—	75,556	—	—	—	—	—	75,556
Reclassifications	—	268	—	—	—	—	—	268
Impairment	—	(130,709)	—	—	—	—	—	(130,709)

Balance at December 31, 2018	$—	$(1,283,740)	$—	$(40,681)	$(25,086)	$(30,561)	$—	$(1,380,068)
Depreciation for the year	—	(148,832)	—	(3,292)	(2,938)	(5,757)	—	(160,819)
Disposals	—	178,168	—	102	518	—	—	178,788
Assets held for sale	—	226,319	—	—	—	—	—	226,319

Balance at December 31, 2019	$—	$(1,028,085)	$—	$(43,871)	$(27,506)	$(36,318)	$—	$(1,135,780)
Depreciation for the year	—	(126,988)	—	(3,121)	(3,134)	(5,759)	—	(139,002)
Disposals	—	32,335	—	290	179	295	—	33,099
Impairment	—	—	—	—	—	—	(4)	(4)
Assets held for sale	—	273,251	—	—	—	—	—	273,251

Balance at December 31, 2020	$—	$(849,487)	$—	$(46,702)	$(30,461)	$(41,782)	$(4)	$(968,436)

Carrying amounts -
At December 31, 2018	$6,301	$2,165,787	$474,060	$13,055	$5,832	$18,843	$14,253	$2,698,131

At December 31, 2019	$6,301	$2,010,509	$463,274	$12,466	$5,292	$28,973	$5,587	$2,532,402

At December 31, 2020	$6,301	$1,689,287	$407,814	$9,911	$2,335	$25,677	$6,161	$2,147,486

Summary of assets held for sale
At 31 December 2020, the assets held for sale comprised the following assets:

	2020	2019
Assets
Flight equipment	$129,443	$91,252
Expendables, spare parts and other supplies	6,099	28,754

	$135,542	$120,006